Financial Instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
23. FINANCIAL INSTRUMENTS

[a]	Foreign exchange contracts
At December 31, 2025, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars		For U.S dollars				For euros
Buy (sell)	US dollar amount	Weighted average rate	Mexican peso amount	Weighted average rate	US dollar amount	Weighted average rate	Czech koruna amount	Weighted average rate	Swedish kronas amount	Weighted average rate
2026	91	1.358	11,626	0.049	134	0.881	6,722	0.040	996	0.088
2026	(773)	0.743	(52)	18.484	(203)	1.122	—	—	—	—
2027	39	1.340	7,691	0.046	114	0.863	4,691	0.039	680	0.088
2027	(413)	0.747	(34)	22.566	(153)	1.135	—	—	—	—
2028	17	1.326	2,801	0.047	182	0.828	3,404	0.040	360	0.089
2028	(166)	0.754	—	—	(184)	1.227	—	—	—	—
2029	—	—	—	—	98	0.818	—	—	180	0.089
2029	—	—	—	—	(73)	1.252	—	—	—	—
	(1,205)		22,032		(85)		14,817		2,216
Based on forward foreign exchange rates as at December 31, 2025 for contracts with similar remaining terms to maturity, the pre-tax
gains and losses relating to the Company’s foreign exchange forward contracts recognized in other comprehensive income were $99 million and $24 million, respectively
[note 22]
.
The Company does not enter into foreign exchange forward contracts for speculative purposes.

[b]	Financial assets and liabilities
The Company’s financial assets and liabilities consist of the following:

	2025	2024

Financial assets
Cash and cash equivalents	$ 1,612	$ 1,247
Accounts receivable	7,593	7,376
Warrants and public and private equity investments	225	220
Debt investments	32	31
Long-term receivables included in other assets [note 15]	286	310
	$ 9,748	$ 9,184

Financial liabilities
Short-term borrowing	$ —	$ 271
Long-term debt (including current portion)	4,712	4,842
Operating lease liability (including current portion)	1,977	1,955
Accounts payable	6,895	7,194
	$ 13,584	$ 14,262

Foreign currency contracts designated as effective hedges, measured at fair value
Prepaid expenses	$ 98	$ 33
Other assets	83	10
Other accrued liabilities	(19)	(107)
Other long-term liabilities	(19)	(83)
	$ 143	$ (147)

[c]	Derivatives designated as effective hedges, measured at fair value
The Company presents derivatives that are designated as effective hedges at gross fair values in the consolidated balance sheets. However, master netting and other similar arrangements allow net settlements under certain conditions. The following table summarizes the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts

December 31, 2025
Assets	$ 181	$ 35	$ 146
Liabilities	$ (38)	$ (35)	$ (3)

December 31, 2024
Assets	$ 43	$ 37	$ 6
Liabilities	$ (190)	$ (37)	$ (153)

[d]	Supplier financing programs
The Company has supplier financing programs with third-party financial institutions that provide financing to suppliers that provide tooling related materials. These arrangements allow these suppliers to elect to be paid by a financial institution at a discount earlier than the maturity date of the receivable, which may extend from 6 to 18 months. The Company pays the full amount owing to the financial institution on the maturity dates. Amounts outstanding under these programs as at December 31, 2025 were $116 million [2024 – $86 million] and are presented within accounts payable
. The table below rolls forward the amounts outstanding under the Company’s supplier financing programs
:

	2025	2024

Balance, beginning of year	$86	$132
Amounts settled	(81)	(172)
Amounts added to the program	111	126
Balance, end of year	$116	$86

[e]	Fair value
The Company determines the estimated fair values of its financial instruments based on valuation methodologies it believes are appropriate; however, considerable judgement is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair value amounts can be materially affected by the use of different assumptions or methodologies. The methods and assumptions used to estimate the fair value of financial instruments are described below:
Cash and cash equivalents, accounts receivable, accounts payable and short-term borrowings
Due to the short period to maturity of the instruments, the carrying values as presented in the consolidated balance sheets are reasonable estimates of fair values.
Publicly traded and private equity securities
The fair value of the Company’s investments in publicly traded equity securities is determined using the closing price on the measurement date, as reported on the stock exchange on which the securities are traded [Level 1 input based on the GAAP fair value hierarchy].
The Company estimates the value of its private equity securities based on valuation methods using the observable transaction price at the transaction date and other observable inputs including rights and obligations of the securities held by the Company [Level 3 input based on the GAAP fair value hierarchy].
Warrants
The Company estimates the value of its warrants based on the quoted prices in the active market for the common shares [Level 2 inputs based on the GAAP fair value hierarchy].
Term Loans
The Company’s Term Loans consist of advances in the form of 1, 3 or
6-month
loans that may be rolled over until the end of the 3 and
5-year
terms. Due to the short-term maturity of each loan, the carrying value as presented in the consolidated balance sheets is a reasonable estimate of its fair value.
Senior Notes
At December 31, 2025, the net book value and the estimated fair value of the Company’s Senior Notes were $4.7 billion. The fair value of our Senior Notes are classified as Level 1 when quoted prices in active markets are available and Level 2 when the quoted prices are from less active markets or when other observable inputs are used to determine fair value.

[f]	Credit risk
The Company’s financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, accounts receivable, debt investments, and foreign exchange and commodity forward contracts with positive fair values. Cash and cash equivalents, which consist of short-term investments, are only invested in bank term deposits and bank commercial paper with an investment grade credit rating. Credit risk is further reduced by limiting the amount which is invested in certain major financial institutions.
The Company is also exposed to credit risk from the potential default by any of its counterparties on its foreign exchange forward contracts. The Company mitigates this credit risk by dealing with counterparties who are major financial institutions that the Company anticipates will satisfy their obligations under the contracts.
In the normal course of business, the Company is exposed to credit risk from its customers, substantially all of which are in the automotive industry and are subject to credit risks associated with the automotive industry. For the year ended December 31, 2025, sales to the Company’s six largest customers represented 76% [2024 - 73%] of the Company’s total sales; and substantially all of its sales are to customers with which the Company has ongoing contractual relationships. The Company conducts business with newer electric vehicle-focused customers, which poses incremental credit risk due to their relatively short operating histories; limited financial resources; less mature product development and validation processes; uncertain market acceptance of their products/services; and untested business models. These factors may elevate the Company’s risks in dealing with such customers, particularly with respect to recovery of:
pre-production
(including tooling, engineering, and launch) and production receivables; inventory; fixed assets and capitalized preproduction expenditures; as well as other third party obligations related to such items. As at December 31, 2025, the Company’s balance sheet exposure related to newer electric vehicle-focused customers was approximately $200 million [2024 – $300 million]. In determining the allowance for expected credit losses, the Company considers changes in customers’ credit ratings, liquidity, customers’ historical payments and loss experience, current economic conditions, and the Company’s expectations of future economic conditions. For the years ended December 31, 2025, and 2024, sales to these customers represented less than 5% of the Company’s total sales.

[g]	Currency risk
The Company is exposed to fluctuations in foreign exchange rates when manufacturing facilities have committed to the delivery of products for which the selling price has been quoted in currencies other than the facilities’ functional currency, and when materials and equipment are purchased in currencies other than the facilities’ functional currency. In an effort to manage this net foreign exchange exposure, the Company employs hedging programs, primarily through the use of foreign exchange forward contracts
[note 23[a]]
.

[h]	Interest rate risk
The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities. In particular, the amount of interest income earned on cash and cash equivalents is impacted more by investment decisions made and the demands to have available cash on hand than by movements in interest rates over a given period.
The Company is exposed to interest rate risk on its Term Loans as the interest rate is variable; however, the Company is not exposed to interest rate risk on Senior Notes as the interest rates are fixed.

[i]	Equity price risk
Public equity securities and warrants
The Company’s public equity securities and warrants are subject to market price risk due to the risk of loss in value that would result from a decline in the market price of the common shares or underlying common shares.